EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.14%
22,935	Air Products & Chemicals Inc	$ 6,587,161
12,056	Albemarle Corp	2,664,858
10,582	Celanese Corp	1,152,274
21,120	CF Industries Holdings Inc	1,530,989
72,973	Dow Inc	4,000,380
47,810	DuPont de Nemours Inc	3,431,324
13,180	Eastman Chemical Co	1,111,601
25,925	Ecolab Inc	4,291,365
13,397	FMC Corp	1,636,176
146,797	Freeport-McMoRan Inc	6,005,465
25,606	International Flavors & Fragrances Inc	2,354,728
34,845	International Paper Co	1,256,511
50,835	Linde PLC	18,068,792
25,854	LyondellBasell Industries NV Class A	2,427,432
33,462	Mosaic Co	1,535,237
82,722	Newmont Corp	4,055,032
26,404	Nucor Corp	4,078,626
24,629	PPG Industries Inc	3,289,942
23,997	Sherwin-Williams Co	5,393,806
17,441	Steel Dynamics Inc	1,971,879
		76,843,578
Communications — 11.94%
614,716	Alphabet Inc Class A(a)	63,764,491
535,880	Alphabet Inc Class C(a)	55,731,520
920,125	Amazon.com Inc(a)	95,039,711
25,674	Arista Networks Inc(a)	4,309,638
734,647	AT&T Inc	14,141,955
4,011	Booking Holdings Inc(a)	10,638,816
13,667	CDW Corp	2,663,562
10,644	Charter Communications Inc Class A(a)	3,806,401
423,995	Cisco Systems Inc	22,164,339
434,162	Comcast Corp Class A	16,459,081
78,978	Corning Inc	2,786,344
25,092	DISH Network Corp Class A(a)	234,108
58,046	eBay Inc	2,575,501
12,366	Etsy Inc(a)	1,376,707
16,072	Expedia Group Inc(a)	1,559,466
6,416	F5 Inc(a)	934,747
3,836	FactSet Research Systems Inc	1,592,285
28,916	Fox Corp Class A	984,590
16,582	Fox Corp Class B	519,182
61,683	Gen Digital Inc	1,058,480
41,612	Interpublic Group of Cos Inc	1,549,631
34,231	Juniper Networks Inc	1,178,231
26,675	Match Group Inc(a)	1,024,053
229,721	Meta Platforms Inc Class A(a)	48,687,069
17,097	Motorola Solutions Inc	4,891,965
45,945	Netflix Inc(a)	15,873,079
41,806	News Corp Class A	721,990
12,161	News Corp Class B	211,966
20,373	Omnicom Group Inc	1,921,989
Shares		Fair Value
Communications — (continued)
52,896	Paramount Global Class B(b)	$ 1,180,110
61,405	T-Mobile US Inc(a)	8,893,900
9,349	VeriSign Inc(a)	1,975,724
433,469	Verizon Communications Inc	16,857,609
188,544	Walt Disney Co(a)	18,878,911
225,284	Warner Bros Discovery Inc(a)	3,401,788
		429,588,939
Consumer, Cyclical — 9.30%
6,694	Advance Auto Parts Inc	814,057
13,521	Alaska Air Group Inc(a)	567,341
67,825	American Airlines Group Inc(a)	1,000,419
28,202	Aptiv PLC(a)	3,163,982
1,922	AutoZone Inc(a)	4,724,564
24,959	Bath & Body Works Inc	913,000
19,858	Best Buy Co Inc	1,554,286
25,415	BorgWarner Inc	1,248,131
22,810	Caesars Entertainment Inc(a)	1,113,356
16,783	CarMax Inc(a)	1,078,811
94,326	Carnival Corp(a)	957,409
2,805	Chipotle Mexican Grill Inc(a)	4,791,754
44,735	Copart Inc(a)	3,364,519
45,797	Costco Wholesale Corp	22,755,155
14,450	Cummins Inc	3,451,816
12,319	Darden Restaurants Inc	1,911,416
65,899	Delta Air Lines Inc(a)	2,301,193
22,927	Dollar General Corp	4,825,216
21,684	Dollar Tree Inc(a)	3,112,738
3,857	Domino's Pizza Inc	1,272,309
32,655	DR Horton Inc	3,190,067
59,682	Fastenal Co	3,219,247
400,908	Ford Motor Co	5,051,441
145,187	General Motors Co	5,325,459
14,277	Genuine Parts Co	2,388,685
13,631	Hasbro Inc	731,848
27,807	Hilton Worldwide Holdings Inc	3,917,172
105,189	Home Depot Inc	31,043,378
32,791	Las Vegas Sands Corp(a)	1,883,843
25,634	Lennar Corp Class A	2,694,390
15,590	Live Nation Entertainment Inc(a)	1,091,300
27,597	LKQ Corp	1,566,406
62,193	Lowe's Cos Inc	12,436,734
28,175	Marriott International Inc Class A	4,678,177
75,594	McDonald's Corp	21,136,838
33,697	MGM Resorts International	1,496,821
39,872	Newell Brands Inc	496,008
128,519	NIKE Inc Class B	15,761,570
47,126	Norwegian Cruise Line Holdings Ltd(a)(b)	633,845
301	NVR Inc(a)	1,677,229
6,393	O'Reilly Automotive Inc(a)	5,427,529
55,087	PACCAR Inc	4,032,368
4,230	Pool Corp	1,448,521
24,791	PulteGroup Inc	1,444,820

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
4,214	Ralph Lauren Corp	$ 491,647
36,173	Ross Stores Inc	3,839,041
23,334	Royal Caribbean Cruises Ltd(a)	1,523,710
59,607	Southwest Airlines Co	1,939,612
119,420	Starbucks Corp	12,435,205
25,580	Tapestry Inc	1,102,754
48,013	Target Corp	7,952,393
277,581	Tesla Inc(a)	57,586,954
119,592	TJX Cos Inc	9,371,229
11,328	Tractor Supply Co	2,662,533
5,148	Ulta Beauty Inc(a)	2,809,109
35,048	United Airlines Holdings Inc(a)	1,550,874
37,539	VF Corp	860,019
73,780	Walgreens Boots Alliance Inc	2,551,312
144,735	Walmart Inc	21,341,176
5,766	Whirlpool Corp	761,227
4,626	WW Grainger Inc	3,186,435
11,102	Wynn Resorts Ltd(a)	1,242,425
28,294	Yum! Brands Inc	3,737,072
		334,639,895
Consumer, Non-Cyclical — 21.11%
179,953	Abbott Laboratories	18,222,041
182,524	AbbVie Inc	29,088,850
7,526	Align Technology Inc(a)	2,514,738
183,899	Altria Group Inc	8,205,573
16,274	AmerisourceBergen Corp	2,605,630
54,911	Amgen Inc	13,274,734
55,404	Archer-Daniels-Midland Co	4,413,483
42,765	Automatic Data Processing Inc	9,520,772
8,643	Avery Dennison Corp	1,546,492
50,300	Baxter International Inc	2,040,168
29,590	Becton Dickinson & Co	7,324,709
15,033	Biogen Inc(a)	4,179,625
2,276	Bio-Rad Laboratories Inc Class A(a)	1,090,250
16,563	Bio-Techne Corp	1,228,809
148,776	Boston Scientific Corp(a)	7,443,263
219,326	Bristol-Myers Squibb Co	15,201,485
19,517	Brown-Forman Corp Class B	1,254,358
15,318	Bunge Ltd	1,463,175
21,512	Campbell Soup Co	1,182,730
26,643	Cardinal Health Inc	2,011,546
17,386	Catalent Inc(a)	1,142,434
56,287	Centene Corp(a)	3,557,901
5,359	Charles River Laboratories International Inc(a)	1,081,553
24,773	Church & Dwight Co Inc	2,190,181
30,505	Cigna Corp	7,794,943
8,994	Cintas Corp	4,161,344
12,574	Clorox Co	1,989,710
401,698	Coca-Cola Co	24,917,327
86,183	Colgate-Palmolive Co	6,476,652
51,410	Conagra Brands Inc	1,930,960
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,810	Constellation Brands Inc Class A	$ 3,797,211
5,282	Cooper Cos Inc	1,972,088
74,701	Corteva Inc	4,505,217
41,522	CoStar Group Inc(a)	2,858,790
131,641	CVS Health Corp	9,782,243
67,650	Danaher Corp	17,050,506
5,903	DaVita Inc(a)	478,792
22,522	DENTSPLY SIRONA Inc	884,664
40,236	Dexcom Inc(a)	4,674,618
64,622	Edwards Lifesciences Corp(a)	5,346,178
24,821	Elevance Health Inc	11,412,944
81,397	Eli Lilly & Co	27,953,358
12,612	Equifax Inc	2,558,218
23,732	Estee Lauder Cos Inc Class A	5,848,989
7,994	FleetCor Technologies Inc(a)	1,685,535
7,941	Gartner Inc(a)	2,586,940
38,081	GE HealthCare Technologies Inc(a)	3,123,784
60,215	General Mills Inc	5,145,974
127,733	Gilead Sciences Inc	10,598,007
26,571	Global Payments Inc	2,796,332
21,707	HCA Healthcare Inc	5,723,702
14,906	Henry Schein Inc(a)	1,215,435
15,307	Hershey Co	3,894,254
24,823	Hologic Inc(a)	2,003,216
27,733	Hormel Foods Corp	1,105,992
13,042	Humana Inc	6,331,369
8,574	IDEXX Laboratories Inc(a)	4,287,686
16,288	Illumina Inc(a)	3,787,774
19,953	Incyte Corp(a)	1,442,003
7,414	Insulet Corp(a)	2,364,769
35,876	Intuitive Surgical Inc(a)	9,165,242
19,257	IQVIA Holdings Inc(a)	3,830,025
10,625	J M Smucker Co	1,672,056
269,840	Johnson & Johnson	41,825,200
25,845	Kellogg Co	1,730,581
86,765	Keurig Dr Pepper Inc	3,061,069
35,327	Kimberly-Clark Corp	4,741,590
82,800	Kraft Heinz Co	3,201,876
67,336	Kroger Co	3,324,378
8,791	Laboratory Corp of America Holdings	2,016,831
15,571	Lamb Weston Holdings Inc	1,627,481
4,006	MarketAxess Holdings Inc	1,567,508
25,032	McCormick & Co Inc	2,082,913
14,292	McKesson Corp	5,088,667
137,908	Medtronic PLC	11,118,143
261,678	Merck & Co Inc	27,839,922
33,579	Moderna Inc(a)	5,157,063
6,277	Molina Healthcare Inc(a)	1,679,035
19,693	Molson Coors Beverage Co Class B	1,017,734
140,901	Mondelez International Inc Class A	9,823,618
78,814	Monster Beverage Corp(a)	4,256,744
16,548	Moody's Corp	5,064,019
26,549	Organon & Co	624,433

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
117,153	PayPal Holdings Inc(a)	$ 8,896,599
142,146	PepsiCo Inc	25,913,216
13,421	PerkinElmer Inc	1,788,482
579,348	Pfizer Inc	23,637,398
159,901	Philip Morris International Inc	15,550,372
243,487	Procter & Gamble Co	36,204,082
14,725	Quanta Services Inc	2,453,774
11,353	Quest Diagnostics Inc	1,606,222
10,999	Regeneron Pharmaceuticals Inc(a)	9,037,548
15,064	ResMed Inc	3,298,865
11,293	Robert Half International Inc	909,877
23,929	Rollins Inc	898,055
33,836	S&P Global Inc	11,665,638
10,659	STERIS PLC	2,038,854
34,766	Stryker Corp	9,924,650
52,920	Sysco Corp	4,087,012
5,052	Teleflex Inc	1,279,722
40,479	Thermo Fisher Scientific Inc	23,330,881
29,016	Tyson Foods Inc Class A	1,721,229
6,969	United Rentals Inc	2,758,051
96,434	UnitedHealth Group Inc	45,573,744
7,138	Universal Health Services Inc Class B	907,240
16,091	Verisk Analytics Inc	3,087,219
26,779	Vertex Pharmaceuticals Inc(a)	8,437,260
130,435	Viatris Inc	1,254,785
5,952	Waters Corp(a)	1,842,918
7,666	West Pharmaceutical Services Inc	2,656,039
21,693	Zimmer Biomet Holdings Inc	2,802,736
47,588	Zoetis Inc	7,920,547
		759,271,167
Energy — 4.74%
30,838	APA Corp	1,112,018
101,426	Baker Hughes Co	2,927,154
183,604	Chevron Corp	29,956,829
125,934	ConocoPhillips	12,493,912
79,449	Coterra Energy Inc	1,949,679
67,725	Devon Energy Corp	3,427,562
19,126	Diamondback Energy Inc	2,585,261
14,002	Enphase Energy Inc(a)	2,944,341
60,881	EOG Resources Inc	6,978,789
40,474	EQT Corp	1,291,525
425,017	Exxon Mobil Corp	46,607,364
10,561	First Solar Inc(a)	2,297,018
93,664	Halliburton Co	2,963,529
28,737	Hess Corp	3,803,055
205,426	Kinder Morgan Inc	3,597,009
62,596	Marathon Oil Corp	1,499,800
47,380	Marathon Petroleum Corp	6,388,245
76,303	Occidental Petroleum Corp	4,763,596
46,450	ONEOK Inc	2,951,433
47,942	Phillips 66	4,860,360
24,950	Pioneer Natural Resources Co	5,095,788
Shares		Fair Value
Energy — (continued)
147,546	Schlumberger NV	$ 7,244,509
5,488	SolarEdge Technologies Inc(a)	1,668,078
23,674	Targa Resources Corp	1,727,018
39,401	Valero Energy Corp	5,500,380
126,857	Williams Cos Inc	3,787,950
		170,422,202
Financial — 13.86%
58,747	Aflac Inc	3,790,356
15,200	Alexandria Real Estate Equities Inc REIT	1,908,968
27,179	Allstate Corp	3,011,705
61,809	American Express Co	10,195,395
77,466	American International Group Inc	3,901,188
48,055	American Tower Corp REIT	9,819,559
10,909	Ameriprise Financial Inc	3,343,608
21,373	Aon PLC Class A	6,738,693
38,813	Arch Capital Group Ltd(a)	2,634,238
21,900	Arthur J Gallagher & Co	4,189,689
6,022	Assurant Inc	723,062
14,127	AvalonBay Communities Inc REIT	2,374,184
720,352	Bank of America Corp	20,602,067
76,083	Bank of New York Mellon Corp	3,457,212
185,954	Berkshire Hathaway Inc Class B(a)	57,417,017
15,534	BlackRock Inc	10,394,110
15,034	Boston Properties Inc REIT	813,640
23,057	Brown & Brown Inc	1,323,933
11,763	Camden Property Trust REIT	1,233,233
39,698	Capital One Financial Corp	3,817,360
11,519	Cboe Global Markets Inc	1,546,311
31,379	CBRE Group Inc Class A(a)	2,284,705
156,815	Charles Schwab Corp	8,213,970
42,391	Chubb Ltd	8,231,484
16,882	Cincinnati Financial Corp	1,892,135
199,634	Citigroup Inc	9,360,838
53,376	Citizens Financial Group Inc	1,621,029
37,289	CME Group Inc	7,141,589
13,724	Comerica Inc	595,896
44,445	Crown Castle Inc REIT	5,948,519
29,476	Digital Realty Trust Inc REIT	2,897,786
28,165	Discover Financial Services	2,783,829
9,541	Equinix Inc REIT	6,879,443
34,395	Equity Residential REIT	2,063,700
6,477	Essex Property Trust Inc REIT	1,354,600
4,210	Everest Re Group Ltd	1,507,264
13,795	Extra Space Storage Inc REIT	2,247,619
8,208	Federal Realty Investment Trust REIT	811,197
70,946	Fifth Third Bancorp	1,890,001
19,639	First Republic Bank	274,750
29,852	Franklin Resources Inc	804,213
9,680	Globe Life Inc	1,064,994

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
35,146	Goldman Sachs Group Inc	$ 11,496,608
31,999	Hartford Financial Services Group Inc	2,230,010
57,617	Healthpeak Properties Inc REIT	1,265,845
69,326	Host Hotels & Resorts Inc REIT	1,143,186
156,717	Huntington Bancshares Inc	1,755,230
57,312	Intercontinental Exchange Inc	5,977,068
49,632	Invesco Ltd	813,965
58,126	Invitation Homes Inc REIT	1,815,275
30,890	Iron Mountain Inc REIT	1,634,390
302,735	JPMorgan Chase & Co	39,449,398
99,587	KeyCorp	1,246,829
59,692	Kimco Realty Corp REIT	1,165,785
18,272	Lincoln National Corp	410,572
21,229	Loews Corp	1,231,707
17,692	M&T Bank Corp	2,115,432
50,578	Marsh & McLennan Cos Inc	8,423,766
87,080	Mastercard Inc Class A	31,645,743
68,938	MetLife Inc	3,994,268
11,528	Mid-America Apartment Communities Inc REIT	1,741,189
134,288	Morgan Stanley	11,790,486
34,342	Nasdaq Inc	1,877,477
22,434	Northern Trust Corp	1,977,108
41,407	PNC Financial Services Group Inc	5,262,830
24,642	Principal Financial Group Inc	1,831,393
60,065	Progressive Corp	8,592,899
95,907	Prologis Inc REIT	11,966,316
38,748	Prudential Financial Inc	3,206,010
16,478	Public Storage REIT	4,978,663
19,509	Raymond James Financial Inc	1,819,604
63,353	Realty Income Corp REIT	4,011,512
16,223	Regency Centers Corp REIT	992,523
92,386	Regions Financial Corp	1,714,684
11,049	SBA Communications Corp REIT	2,884,562
34,100	Simon Property Group Inc REIT	3,818,177
36,015	State Street Corp	2,725,975
43,968	Synchrony Financial	1,278,589
22,365	T Rowe Price Group Inc	2,525,008
23,474	Travelers Cos Inc	4,023,678
134,950	Truist Financial Corp	4,601,795
32,476	UDR Inc REIT	1,333,465
143,560	US Bancorp	5,175,338
40,035	Ventas Inc REIT	1,735,517
104,644	VICI Properties Inc REIT	3,413,487
167,711	Visa Inc Class A	37,812,122
19,777	W R Berkley Corp	1,231,316
393,014	Wells Fargo & Co	14,690,863
49,385	Welltower Inc REIT	3,540,411
73,029	Weyerhaeuser Co REIT	2,200,364
10,841	Willis Towers Watson PLC	2,519,232
Shares		Fair Value
Financial — (continued)
16,629	Zions Bancorp NA	$ 497,706
		498,690,465
Industrial — 7.89%
56,930	3M Co	5,983,912
14,313	A O Smith Corp	989,744
30,996	Agilent Technologies Inc	4,287,987
9,378	Allegion PLC	1,000,914
145,459	Amcor PLC	1,655,323
23,456	AMETEK Inc	3,408,860
60,344	Amphenol Corp Class A	4,931,312
33,979	Ball Corp	1,872,583
58,283	Boeing Co(a)	12,381,058
87,328	Carrier Global Corp	3,995,256
53,360	Caterpillar Inc	12,210,902
12,523	CH Robinson Worldwide Inc	1,244,410
217,271	CSX Corp	6,505,094
27,776	Deere & Co	11,468,155
14,410	Dover Corp	2,189,455
41,265	Eaton Corp PLC	7,070,345
59,941	Emerson Electric Co	5,223,259
16,083	Expeditors International of Washington Inc	1,771,060
24,185	FedEx Corp	5,526,031
35,586	Fortive Corp	2,425,898
15,389	Garmin Ltd	1,553,058
7,220	Generac Holdings Inc(a)	779,832
22,985	General Dynamics Corp	5,245,407
113,110	General Electric Co	10,813,316
68,799	Honeywell International Inc	13,148,865
40,135	Howmet Aerospace Inc	1,700,520
4,169	Huntington Ingalls Industries Inc	863,066
7,452	IDEX Corp	1,721,636
28,968	Illinois Tool Works Inc	7,052,260
40,747	Ingersoll Rand Inc	2,370,660
12,323	Jacobs Solutions Inc	1,448,076
8,845	JB Hunt Transport Services Inc	1,551,944
72,248	Johnson Controls International PLC	4,350,775
18,374	Keysight Technologies Inc(a)	2,967,033
19,904	L3Harris Technologies Inc	3,905,961
23,344	Lockheed Martin Corp	11,035,409
6,384	Martin Marietta Materials Inc	2,266,703
21,788	Masco Corp	1,083,299
2,336	Mettler-Toledo International Inc(a)	3,574,571
5,886	Mohawk Industries Inc(a)	589,895
5,692	Nordson Corp	1,265,104
23,568	Norfolk Southern Corp	4,996,416
14,998	Northrop Grumman Corp	6,924,877
9,414	Old Dominion Freight Line Inc	3,208,668
43,205	Otis Worldwide Corp	3,646,502
10,129	Packaging Corp of America	1,406,209
13,482	Parker-Hannifin Corp	4,531,435
17,505	Pentair PLC	967,501

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
151,085	Raytheon Technologies Corp	$ 14,795,754
20,857	Republic Services Inc	2,820,284
11,772	Rockwell Automation Inc	3,454,493
16,036	Sealed Air Corp	736,213
5,778	Snap-on Inc	1,426,530
15,583	Stanley Black & Decker Inc	1,255,678
33,212	TE Connectivity Ltd	4,355,754
4,767	Teledyne Technologies Inc(a)	2,132,565
20,808	Textron Inc	1,469,669
23,414	Trane Technologies PLC	4,307,708
5,344	TransDigm Group Inc	3,938,795
26,120	Trimble Inc(a)	1,369,210
62,954	Union Pacific Corp	12,670,122
75,234	United Parcel Service Inc Class B	14,594,644
13,369	Vulcan Materials Co	2,293,586
38,387	Waste Management Inc	6,263,607
19,425	Westinghouse Air Brake Technologies Corp	1,963,090
27,619	Westrock Co	841,551
18,079	Xylem Inc	1,892,871
		283,692,680
Technology — 24.80%
64,995	Accenture PLC Class A	18,576,221
73,154	Activision Blizzard Inc	6,261,251
47,249	Adobe Inc(a)	18,208,347
166,410	Advanced Micro Devices Inc(a)	16,309,844
16,916	Akamai Technologies Inc(a)	1,324,523
51,951	Analog Devices Inc	10,245,776
9,032	ANSYS Inc(a)	3,005,850
1,534,997	Apple Inc	253,121,005
86,517	Applied Materials Inc	10,626,883
22,025	Autodesk Inc(a)	4,584,724
43,129	Broadcom Inc	27,668,979
11,741	Broadridge Financial Solutions Inc	1,720,878
28,134	Cadence Design Systems Inc(a)	5,910,672
17,128	Ceridian HCM Holding Inc(a)	1,254,112
53,637	Cognizant Technology Solutions Corp Class A	3,268,102
26,057	DXC Technology Co(a)	666,017
27,025	Electronic Arts Inc	3,255,161
5,725	EPAM Systems Inc(a)	1,711,775
2,573	Fair Isaac Corp(a)	1,808,021
61,170	Fidelity National Information Services Inc	3,323,366
66,107	Fiserv Inc(a)	7,472,074
67,217	Fortinet Inc(a)	4,467,242
128,373	Hewlett Packard Enterprise Co	2,044,982
91,597	HP Inc	2,688,372
429,502	Intel Corp	14,031,830
92,699	International Business Machines Corp	12,151,912
28,906	Intuit Inc	12,887,162
7,692	Jack Henry & Associates Inc	1,159,338
Shares		Fair Value
Technology — (continued)
14,452	KLA Corp	$ 5,768,805
14,083	Lam Research Corp	7,465,680
14,809	Leidos Holdings Inc	1,363,317
57,152	Microchip Technology Inc	4,788,195
112,294	Micron Technology Inc	6,775,820
768,272	Microsoft Corp	221,492,818
4,497	Monolithic Power Systems Inc	2,250,928
8,381	MSCI Inc	4,690,762
23,624	NetApp Inc	1,508,392
253,896	NVIDIA Corp	70,524,692
27,142	NXP Semiconductors NV	5,061,305
45,382	ON Semiconductor Corp(a)	3,735,846
158,455	Oracle Corp	14,723,639
33,381	Paychex Inc	3,825,129
4,740	Paycom Software Inc(a)	1,441,007
10,365	PTC Inc(a)	1,329,104
9,732	Qorvo Inc(a)	988,479
114,952	QUALCOMM Inc	14,665,576
11,094	Roper Technologies Inc	4,889,015
103,210	Salesforce Inc(a)	20,619,294
18,681	Seagate Technology Holdings PLC	1,235,188
20,794	ServiceNow Inc(a)	9,663,388
17,159	Skyworks Solutions Inc	2,024,419
15,664	Synopsys Inc(a)	6,050,220
16,870	Take-Two Interactive Software Inc(a)	2,012,591
15,420	Teradyne Inc	1,657,804
93,530	Texas Instruments Inc	17,397,515
4,131	Tyler Technologies Inc(a)	1,465,018
35,127	Western Digital Corp(a)	1,323,234
5,030	Zebra Technologies Corp Class A(a)	1,599,540
		892,091,139
Utilities — 2.83%
72,580	AES Corp	1,747,726
27,043	Alliant Energy Corp	1,444,096
26,319	Ameren Corp	2,273,698
53,768	American Electric Power Co Inc	4,892,350
19,883	American Water Works Co Inc	2,912,661
14,859	Atmos Energy Corp	1,669,557
67,793	CenterPoint Energy Inc	1,997,182
29,260	CMS Energy Corp	1,795,979
36,634	Consolidated Edison Inc	3,504,775
32,843	Constellation Energy Corp	2,578,176
87,584	Dominion Energy Inc	4,896,821
19,672	DTE Energy Co	2,154,871
80,271	Duke Energy Corp	7,743,743
39,253	Edison International	2,770,869
20,606	Entergy Corp	2,220,090
24,772	Evergy Inc	1,514,065
35,569	Eversource Energy	2,783,630
104,191	Exelon Corp	4,364,561
54,219	FirstEnergy Corp	2,172,013

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Utilities — (continued)
205,071	NextEra Energy Inc	$ 15,806,873
44,701	NiSource Inc	1,249,840
23,719	NRG Energy Inc	813,325
166,623	PG&E Corp(a)	2,694,294
12,129	Pinnacle West Capital Corp	961,102
73,008	PPL Corp	2,028,892
51,886	Public Service Enterprise Group Inc	3,240,281
31,854	Sempra Energy	4,815,051
113,557	Southern Co	7,901,296
32,729	WEC Energy Group Inc	3,102,382
56,789	Xcel Energy Inc	3,829,850
		101,880,049
TOTAL COMMON STOCK — 98.61% (Cost $2,286,784,222)		$3,547,120,114
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.05%
$449,045	Undivided interest of 0.30% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $449,045 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(c)	449,045
449,045	Undivided interest of 0.30% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $449,045 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(c)	449,045
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 449,045	Undivided interest of 0.31% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $449,045 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(c)	$ 449,045
448,654	Undivided interest of 0.52% in a repurchase agreement (principal amount/value $87,195,742 with a maturity value of $87,230,620) with Scotia Capital (USA) Inc, 4.80%, dated 3/31/23 to be repurchased at $448,654 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 5/31/27 - 2/1/53, with a value of $88,975,233.(c)	448,654
TOTAL SHORT TERM INVESTMENTS — 0.05% (Cost $1,795,789)		$1,795,789
TOTAL INVESTMENTS — 98.66% (Cost $2,288,580,011)		$3,548,915,903
OTHER ASSETS & LIABILITIES, NET — 1.34%		$48,078,856
TOTAL NET ASSETS — 100.00%		$3,596,994,759

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	261	USD	53,997,638	June 2023	$1,534,931
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2023

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 344 long futures contracts and an average of 0 short futures contracts for the reporting period.

March 31, 2023